Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,912,000
Previously Paid Amount	0.00
Total Fee Amount	402.15
Total Offset Amount	0.00
Net Fee	402.15
Narrative - Max Aggregate Offering Price	$ 2,912,000
Final Prospectus	true